Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
4.	DISCONTINUED OPERATIONS

On December 25, 2009, the Company distributed the outstanding shares of Shanghai AutoNavi Software Co., Ltd. ("Shanghai AutoNavi"), a wholly owned subsidiary of a VIE of the Group, to each shareholder of the Company on a pro rata basis. The Group recorded the pro-rata distribution at the book value of Shanghai AutoNavi, $904, as a reduction of retained earnings. Shanghai AutoNavi's principal operation was the telematics business and the results of that business have been presented as a discontinued operation for all periods presented. Selected operating results for the discontinued business are presented in the following table:

	For the year ended December 31,
	2009	2010	2011
Net revenues	687	—	—
Loss from discontinued operations before income tax	(4,328)	—	—
Income tax benefit	147	—	—

Loss from discontinued operations, net of tax	(4,181)	—	—

The net assets distributed as of December 25, 2009 were as follows:

Cash	1,156
Other current assets	374
Non-current assets	117
Current liabilities	(743)

Total	904